Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	May 31, 2022	May 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 806,804	$ 1,540,771
Less: accumulated depreciation	(379,445)	(609,768)
Less: accumulated impairment loss	(9,385)	(29,541)
Exchange differences	(15,284)	(36,432)
Property and equipment, net	402,690	865,030
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	166,238	205,292
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,127	8,302
Furniture and education equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	144,342	279,751
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	111,471	145,216
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	341,019	839,150
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 37,607	$ 63,060